Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
Note 6. Share-Based Compensation
In August 2020, the Company adopted the Better Therapeutics Inc. 2020 Stock Option and Grant Plan (the “2020 Plan”) to grant equity-based incentives to officers, directors, consultants and employees. The equity-based incentives include Incentive Stock Options,
Non-Qualified
Stock Options, Restricted Stock Awards and Unrestricted Stock Awards. A total of
903
thousand shares of the Company’s common stock have been reserved for issuance pursuant to the 2020 plan. Following the closing of the Company’s business combination with Mountain Crest Acquisition Corp. II (the “Business Combination”), no further shares have been issued under the 2020 Plan.
In October 2021, the Company adopted the Better Therapeutics Inc. 2021 Stock Option and Incentive Plan (the “2021 Plan”) to grant equity based incentives to officers, directors, consultants and employees. The equity-based incentives include, Incentive Stock Options,
Non-Qualified
Stock Options, Stock appreciation rights, Restricted Stock Awards, Unrestricted Stock Awards, Cash-based Awards and Dividend Equivalent Rights. A total of
3.6
 million shares of common stock were initially reserved for issuance. Additionally, on each January 1 beginning January 1, 2022, the number of shares of common stock reserved and available for issuance under the 2021 Plan will be automatically increased by five percent
(5
%) of the number of shares of common stock issued and outstanding on the immediately preceding December 31, or such lesser number of shares as approved by the Administrator of the 2021 Plan. As of September 30, 2023, the Company had a total of
1.9
 million shares reserved for issuance under the 2021 Plan.
In October 2021, the Company adopted the Better Therapeutics, Inc. 2021 Employee Stock Purchase Plan (the “ESPP”) to provide eligible employees with opportunities to purchase shares of the Company’s common stock. A total of
280
 thousand shares of common stock were initially reserved for issuance. Additionally, on each January 1 beginning January 1, 2021, the number of shares of common stock reserved for issuance under the ESPP will be automatically increased by the lesser of (i)
560
 thousand shares of common stock, (ii) one percent
(1
%) of the number of shares of common stock issued and outstanding on the immediately preceding December 31, or (iii) such lesser number of shares of common stock as determined by the Administrator of the ESPP. As of September 30, 2023, the Company had a total of
501
 thousand shares reserved for issuance under the ESPP.
In November 2022, the Company adopted the Better Therapeutics, Inc 2022 Inducement Plan (the “Inducement Plan”) to grant equity awards to prospective officers and employees who are not currently employed by the Company. The equity-based incentives include non-qualified
stock options, stock appreciation rights, restricted stock awards, restricted stock units, unrestricted stock awards and dividend equivalent rights. A total of
600
 thousand shares of common stock have been initially reserved for issuance under the Inducement Plan. As of September 30, 2023, the Company had a total of
400
 thousand shares reserved for issuance under the Inducement Plan.
Stock Options
Stock options are exercisable for periods not to exceed
10 years
, and vest and contain such other terms and conditions as specified in the applicable award document.
Stock options granted with service conditions generally vest over four years
with
25
% of the option shares vesting one year from the vesting commencement date and then ratably on a monthly basis over the following 36 months.
The Company has also issued options
with performance-based and market-based vesting conditions. Stock option activity for the periods presented is as follows (in thousands, except share and per share data):

	Options Outstanding
	Shares Subject to Options Outstanding	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance as of December 31, 2022	3,999,223	$3.95	9.3	$64
Granted	984,560	1.07
Exercised	(1,544)	0.50
Forfeited	(583,154)	4.19

Balance as of September 30, 2023	4,399,085	$3.28	8.3	$0

Aggregate intrinsic value represents the difference between the exercise price and the fair value of the shares underlying common stock.
The weighted-average grant date fair value of stock options granted to employees during the nine months ended September 30, 2023, was $
0.49
per share. As of September 30, 2023, total unrecognized compensation expense related to unvested stock options was $
2.1
 million which is expected to be recognized over a weighted-average period of
4.84
years.
The fair value of each option award granted is estimated on the grant date. The grant date fair value of options with service and performance-based vesting conditions is determined using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of subjective assumptions, including the fair value of the underlying common stock, the expected term of the option, the expected volatility of the price of the Company’s common stock, risk-free interest rates, and the dividend yield of our common stock. The assumptions used to determine the fair value of the option awards represent the Company’s best estimates. These estimates involve inherent uncertainties and the application of our judgment. The related stock-based compensation expense is recognized on a straight-line basis over the requisite service period of the awards, which is generally four years
.
The Black-Scholes option pricing model assumptions used in evaluating our awards to employees are as follows:

Nine Months Ended September 30, 2023
Expected Term (Years)	6.02
Expected Volatility	41%
Risk-free interest rate	4.09%
Dividend Yield	—
In July 2022, the Company granted options with performance-based vesting conditions to the Company’s new Chief Executive Officer (“CEO”), which entitled the CEO the right to purchase shares of common stock upon achievement of the Company’s common stock reaching specified market prices for consecutive
90 day
periods, the achievement of certain revenue and/or other targets as defined in the award agreements. The performance-based market awards consist of two separate specified award values that vest upon achievement of applicable performance goals, which can result in a vesting range of up to

1.85
 million shares in the aggregate. As of September 30, 2023, the performance-based conditions for the awards to the CEO have not been met. The related stock-based compensation expense is being recognized over a remaining period of
7.3
years.
Restricted Stock
During the nine months ended September 30, 2023,
23
 thousand shares of common stock vested and converted into unrestricted common stock. As of September 30, 2023 there were
7
 thousand shares of restricted stock outstanding.
Total stock-based compensation expense for time-based restricted stock of $
2
 thousand is expected to be recognized on a straight-line basis over approximately the next
3
months for the unvested restricted stock outstanding as of September 30, 2023.
Restricted Stock Units
In April 2023, the Company issued time-based restricted stock units (“RSUs”) that vest in
2
equal annual installments. RSU activity for the periods presented is as follows:

Restricted Stock Units
Balance as of December 31, 2022	—
Granted	822,700
Vested	—
Forfeited	(113,200)

Balance as of September 30, 2023	709,500

For the nine months ended September 30, 2023, the Company recognized $
0.2
 million in restricted stock compensation expense. Unamortized compensation costs of $
0.5
 million is being recognized over a weighted average term of
1.48
years. The weighted average grant date fair value of the RSUs granted during the nine months ended September 30, 2023 was $
0.90
per share.
Employee Stock Purchase Plan
The ESPP enables eligible employees to purchase the Company’s common stock at a price per share equal to the lesser of
85
% of the fair market value of the common stock at the beginning or end of each
24-month
offering period. Each offering period will be divided into
four
purchase periods. The first offering period commenced on
February 15, 2022
. During the nine months ended September 30, 2023, the Company issued
66
 thousand shares and recorded $
159
 thousand of expense in connection with the ESPP.

Equity-Based Compensation Expense
Equity-based compensation expense in the statement of operations is summarized as follows (in thousands):

	Nine Months Ended September 30, 2023
	2023	2022
Research and development	$507	$414
Sales and marketing	87	52
General and administrative	721	887

Total equity-based compensation expense	$1,315	$1,353

For the nine months ended September 30, 2023 and 2022, $
35
 thous
and
and $
22
 thousand of stock based compensation expense was included as part of capitalized internal-use
software costs, respectively.

12. Share-Based Compensation
In August 2020, the Company adopted the Better Therapeutics, Inc. 2020 Stock Option and Grant Plan (the “2020 Plan”) to grant equity-based incentives to officers, directors, consultants and employees. The equity-based incentives include Incentive Stock Options,
Non-Qualified
Stock Options, Restricted Stock Awards, Unrestricted Stock Awards, and Restricted Stock Units. A total of 807 thousand shares of the Company’s common stock have been reserved for issuance pursuant to the plan. Upon the close of the Business Combination, no further shares will be issued out of the 2020 Plan.
In October 2021, the Company adopted the Better Therapeutics OpCo. Inc., 2021 Stock Option and
Incentive
Plan (the “2021 Plan”) to grant equity based incentive to officers, directors, consultants and employees.

The equity-based incentives include, Incentive Stock Options,
Non-Qualified
Stock Options, Stock appreciation rights, Restricted Stock Awards, Restricted Stock Units, Unrestricted Stock Awards, Cash-based Awards and Dividend Equivalent Rights. A total of

3.6
 million shares of common stock have been initially reserved for issuance. Additionally, on January 1, 2022 and each January 1 thereafter, the number of shares of common stock reserved and available for issuance under the 2021 Plan shall be cumulatively increased by five percent (
5
%) of the number of shares of common stock issued and outstanding on the immediately preceding December 31, or such lesser number of shares as approved by the Administrator of the 2021 Plan (the “Annual Increase”). On January 1, 2023 the Company added
1.2
 million shares to the plan for a total reserved for issuance of
3.0
 million shares.
In October 2021, the Company adopted the ESPP to provide eligible employees with opportunities to purchase shares of the Company’s common stock. A total of
280
 thousand shares of common stock were initially reserved for issuance. Additionally, on January 1, 2022 and each January 1 thereafter, the number of shares of common stock reserved for issuance under the ESPP shall be cumulatively increased by the lesser of (i)
560,000
shares of common stock, (ii) one percent
(
1
%) of the number of shares of common stock issued and outstanding on the immediately preceding December 31, or (iii) such lesser number of shares of common stock as determined by the Administrator of the ESPP. On January 1, 2023 the Company added
238,510
shares to the plan for a total reserved for issuance of
566,753
shares.
In November 2022, the Company adopted the Better Therapeutics, Inc 2022 Inducement Plan (the “Inducement Plan”) to grant equity awards to prospective officers and employees who are not currently employed by the Company. The equity-based incentives include non-qualified
stock options, stock appreciation rights, restricted stock awards, restricted stock units, unrestricted stock awards and dividend equivalent rights. A total of
600,000
shares of common stock have been initially reserved for issuance under the Inducement Plan.
Stock Options
Stock options are exercisable for periods not to exceed
10
years, and vest and contain such other terms and conditions as specified in the applicable award document.
Stock options granted with service conditions generally vest over four years
with
25
% of the option shares vesting one year from the vesting commencement date and then ratably on a monthly basis over the following 36 months.
The Company has also issued options with performance-based and market-based vesting conditions. Stock option activity for the periods presented is as follows:

	Options Outstanding
	Shares Subject to Options Outstanding	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance as of December 31, 2021	1,476,475	$9.35	9.4	$884
Granted	3,595,838	1.88
Exercised	(60,520)	0.50
Forfeited	(1,012,570)	4.66

Balance as of December 31, 2022	3,999,223	$3.95	9.3	$64

Aggregate intrinsic value represents the difference between the exercise price and the fair value of the shares underlying common stock.
The weighted-average grant date fair value of stock options granted to employees during the twelve months ended December 31, 2022 and 2021 was $
0.73
and $
3.60
per share, respectively. As of December 31, 2022, total

unrecognized compensation expense related to unvested stock options was $
3.4
 million, which is expected to be recognized over a weighted-average period of
2.92
years.
The fair value of each option award granted to employees is estimated on the grant date using the Black- Scholes option pricing model. The Black-Scholes option pricing model requires the input of subjective assumptions, including the fair value of the underlying common stock, the expected term of the option, the expected volatility of the price of our common stock, risk-free interest rates, and the dividend yield of the Company’s common stock. The assumptions used to determine the fair value of the option awards represent our best estimates. These estimates involve inherent uncertainties and the application of the Company’s judgment. The related stock-based compensation expense is recognized on a straight-line basis over the requisite service period of the awards, which is generally four years
.

The Black-Scholes option pricing model assumptions used in evaluating our awards to employees are as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Expected Term (Years)	6.09	6.02
Expected Volatility	41.0%	42.0%
Risk-free interest rate	2.74%	1.22%
Dividend Yield	—	—
In July 2022, the Company granted options with performance-based vesting conditions to the Company’s new Chief Executive Officer (“CEO”), which entitle the CEO with the right to purchase shares of common stock upon achievement of the Company’s common stock reaching specified market prices for consecutive
90
day periods, the achievement of certain revenue and/or other targets as defined in the award agreements. The performance-based market awards consist of two separate specified award values that vest upon achievement of applicable performance goals, which can result in a vesting range of up to
1,850,000
shares in the aggregate. As of December 31, 2022, the performance-based conditions for the awards to the CEO have not been met. The related stock-based compensation expense is being recognized over a period of
8.0
years.
The total grant date fair value of performance-based market condition share awards granted during the twelve months ended December 31, 2022 was $
31
 thousand.
The estimated fair values of these awards was determined using a Monte-Carlo valuation simulation, with the following most significant assumptions:

Year Ended December 31, 2022
Valuation date stock price	1.68
Valuation date to end of performance period (Years)	10.00
Expected Volatility	38.8%
Risk-free interest rate	2.80%
Dividend Yield	—
Restricted Stock
During the twelve months ended December 31, 2022,
172
 thousand shares of common stock vested and converted into unrestricted common stock. During the twelve months ended December 31, 2021
52,263
shares were forfeited and
235,634
shares vested and were converted into unrestricted common stock. As of December 31, 2022 there were
30
 thousand shares of restricted stock outstanding.

Total stock-based compensation expense for time-based restricted stock of $
13
 thousand is expected to be recognized on a straight-line basis over approximately the next
0.5
years for the unvested restricted stock outstanding as of December 31, 2022.

Employee Stock Purchase Plan
The ESPP enables eligible employees to purchase the Company’s common stock at a price per share equal to the lesser of
85
% of the fair market value of the common stock at the beginning or end of each
24 month
offering period. Each offering period will be divided into
four
purchase periods. The first offering period commenced on
February 15, 2022
. During the twelve months ended December 31, 2022 the Company issued
187,784
shares and recorded $
134
 thousand of expense in connection with the ESPP.

Equity-Based Compensation Expense
Equity-based compensation expense in the statement of operations is summarized as follows:

	Year Ended December 31,
	2022	2021
Research and development	$555	$250
Sales and marketing	(7)	6
General and administrative	1,276	390

Total equity-based compensation expense	$1,824	$646

For the twelve months ended December 31, 2022 and 2021, $
33
 thousand and $
40
 thousand of stock based compensation expense was included as part of capitalized internal-use
software costs, respectively.